                               MFS SERIES TRUST X
               500 Boylston Street Boston Massachusetts 02116-3741
                                617 954 5000




                                        December 1, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS Series Trust X (the "Trust") (File Nos. 33-1657 and 811-4992) on Behalf of MFS Government Mortgage Fund, MFS Strategic Value Fund, MFS Small Cap Value Fund and MFS Emerging Markets Debt Fund

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 24 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on November 25, 1998.

         Please call the undersigned or Martha Donovan at (617) 954-842 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,


                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary

JRB/bjn